Subsequent Event (Details) - Subsequent Event [Member]	Oct. 01, 2025 shares
Common Class A [Member]
Subsequent Event [Line Items]
Underwriters shares	6,000,000
Offered shares	3,040,000
Common Class A [Member] | Agreements [Member]
Subsequent Event [Line Items]
Offered shares	6,000,000
IPO [Member]
Subsequent Event [Line Items]
Underwriters shares	2,960,000
IPO [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Underwriters shares	2,960,000